Income (loss) per share - Narrative (Details)	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2022 shares	Dec. 31, 2021 shares
Earnings per share [abstract]
Number of instruments that are antidilutive in period presented (in shares)	28,754,280	1,707,037	1,873,216
Maximum number of shares to be issued (in shares)	6,510,658	1,707,037	2,186,551